CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salary and welfare payables	$ 821,044	$ 718,698
Tax payables	3,574,217	3,042,834
Accrued liabilities and other current liabilities	5,038,861	10,516,988
Consolidated VIEs and VIE's Subsidiary
Salary and welfare payables	4,604	21,695
Tax payables	250	1,010
Accrued liabilities and other current liabilities	$ 122,915	$ 7,238
Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,924,849,600	4,880,496,457	4,880,496,457
Common stock, shares issued	69,361,883	63,567,099
Common stock, shares outstanding	69,361,883	63,567,099
Class B Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	71,355,616	75,150,400	75,150,400
Common stock, shares issued	71,355,616	75,150,400
Common stock, shares outstanding	71,355,616	75,150,400